Common and preferred shares and other equity instruments - Schedule of Common Shares Issued (Detail) $ in Millions	12 Months Ended
	Oct. 31, 2025 CAD ($) shares	Oct. 31, 2024 CAD ($) shares
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 59,007
Balance at end of year	$ 64,413	$ 59,007
Common shares [member]
Disclosure of classes of share capital [line items]
Beginning balance, Number of shares | shares	942,294,598	931,098,941
Equity-settled share-based compensation plans | shares	2,824,550	2,593,751
Shareholder investment plan, Number of shares | shares	629	10,986,157
Employee share purchase plan, Number of shares | shares		2,626,726
Number of shares issued, Number of shares | shares	945,119,777	947,305,575
Purchase of common shares for cancellation, Number of shares | shares	(18,500,000)	(5,000,000)
Treasury shares, Number of shares | shares	(5,741)	(10,977)
Ending balance, Number of shares | shares	926,614,036	942,294,598
Balance at beginning of year	$ 17,011	$ 16,082
Equity-settled share-based compensation plans	168	148
Shareholder investment plan, Amount		698
Employee share purchase plan, Amount		173
Number of shares issued, Amount	17,179	17,101
Purchase of common shares for cancellation, Amount	(335)	(90)
Treasury shares, Amount	1
Balance at end of year	$ 16,845	$ 17,011